Schedule of Investments (unaudited)	iShares® Evolved U.S. Technology ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.4%
Interpublic Group of Companies Inc. (The)	2,886	$94,141
Omnicom Group Inc.	1,421	108,181
Trade Desk Inc. (The), Class A(a)	3,960	233,323
		435,645
Aerospace & Defense — 0.0%
L3Harris Technologies Inc.	289	67,123

Banks — 0.3%
JPMorgan Chase & Co.	2,793	333,373

Biotechnology — 0.2%
Illumina Inc.(a)	536	159,004
Incyte Corp.(a)	501	37,555
		196,559
Commercial Services — 3.8%
2U Inc.(a)	343	3,423
Automatic Data Processing Inc.	3,657	797,884
Block Inc.(a)	3,516	349,983
Booz Allen Hamilton Holding Corp.	641	52,325
Chegg Inc.(a)	1,320	32,657
Clarivate PLC(a)	3,214	50,395
CoStar Group Inc.(a)	2,970	188,951
Equifax Inc.	686	139,615
FleetCor Technologies Inc.(a)	490	122,265
Gartner Inc.(a)	784	227,791
Global Payments Inc.	1,614	221,086
Korn Ferry.	392	24,084
LiveRamp Holdings Inc.(a)	52	1,629
MarketAxess Holdings Inc.	147	38,751
Moody’s Corp.	637	201,598
Nielsen Holdings PLC.	1,664	44,612
Paylocity Holding Corp.(a)	485	91,971
PayPal Holdings Inc.(a)	9,250	813,352
Robert Half International Inc.	539	52,989
S&P Global Inc.	1,801	678,076
Sabre Corp.(a)	1,519	15,904
TransUnion.	1,176	102,923
Verisk Analytics Inc.	735	149,977
		4,402,241
Computers — 17.6%
Accenture PLC, Class A	5,236	1,572,685
Apple Inc.	93,057	14,670,436
CACI International Inc., Class A(a)	147	38,999
Cognizant Technology Solutions Corp., Class A	4,707	380,796
Crowdstrike Holdings Inc., Class A(a)	2,006	398,713
Dell Technologies Inc., Class C	1,960	92,140
DXC Technology Co.(a)	2,744	78,753
EPAM Systems Inc.(a)	392	103,876
Fortinet Inc.(a)	1,568	453,168
Genpact Ltd.	1,127	45,384
Hewlett Packard Enterprise Co.	12,350	190,313
HP Inc.	8,079	295,934
International Business Machines Corp.	10,174	1,345,104
Kyndryl Holdings Inc.(a)	2,033	24,172
Lumentum Holdings Inc.(a)	294	23,876
NCR Corp.(a)	784	27,463
NetApp Inc.	2,648	193,966
Pure Storage Inc., Class A(a)	1,078	31,585

Security	Shares	Value

Computers (continued)
Qualys Inc.(a)	392	$53,422
Rapid7 Inc.(a)	641	61,228
Seagate Technology Holdings PLC	1,764	144,719
Varonis Systems Inc.(a)	1,363	58,882
Western Digital Corp.(a)	2,352	124,821
Zscaler Inc.(a)	932	188,954
		20,599,389
Cosmetics & Personal Care — 0.2%
Procter & Gamble Co. (The)	1,449	232,637

Distribution & Wholesale — 0.1%
Copart Inc.(a)	588	66,826
KAR Auction Services Inc.(a)	441	6,465
		73,291
Diversified Financial Services — 5.8%
Cboe Global Markets Inc.	490	55,360
CME Group Inc.	1,666	365,421
Coinbase Global Inc., Class A(a)	1,433	161,514
Discover Financial Services	392	44,084
Interactive Brokers Group Inc., Class A	294	17,511
Intercontinental Exchange Inc.	2,842	329,132
Invesco Ltd.	1,080	19,850
Mastercard Inc., Class A	6,778	2,462,990
Nasdaq Inc.	539	84,823
SEI Investments Co.	588	32,763
Tradeweb Markets Inc., Class A	1,423	101,303
Visa Inc., Class A	14,222	3,031,135
Western Union Co. (The)	1,911	32,028
		6,737,914
Electronics — 0.5%
Agilent Technologies Inc.	782	93,269
Allegion PLC	299	34,158
Coherent Inc.(a)	98	26,254
Flex Ltd.(a)	2,841	46,848
Garmin Ltd.	442	48,505
Keysight Technologies Inc.(a)	1,029	144,338
Mettler-Toledo International Inc.(a)	48	61,321
National Instruments Corp.	931	33,646
TD SYNNEX Corp.	196	19,618
Trimble Inc.(a)	1,274	84,976
		592,933
Energy - Alternate Sources — 0.2%
Enphase Energy Inc.(a)	692	111,689
SolarEdge Technologies Inc.(a)	260	65,106
Sunrun Inc.(a)	1,019	20,360
		197,155
Health Care - Products — 0.2%
10X Genomics Inc., Class A(a)	382	18,244
Align Technology Inc.(a)	304	88,133
Avantor Inc.(a)	3,018	96,214
		202,591
Health Care - Services — 0.2%
Charles River Laboratories International Inc.(a)	286	69,072
IQVIA Holdings Inc.(a)	539	117,496
Teladoc Health Inc.(a)	801	27,042
		213,610
Insurance — 0.4%
Aon PLC, Class A	638	183,738

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Technology ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Companies Inc.	1,323	$213,929
Willis Towers Watson PLC	427	91,745
		489,412
Internet — 23.0%
Airbnb Inc., Class A(a)	2,184	334,611
Alphabet Inc., Class A(a)	2,500	5,705,475
Alphabet Inc., Class C, NVS(a)	2,438	5,605,766
Amazon.com Inc.(a)	2,468	6,134,535
Anaplan Inc.(a)	1,318	85,657
Booking Holdings Inc.(a)	200	442,062
CDW Corp./DE	1,078	175,908
DoorDash Inc., Class A(a)	2,169	176,622
eBay Inc.	5,212	270,607
Etsy Inc.(a)	852	79,398
Expedia Group Inc.(a)	637	111,316
F5 Inc.(a)	637	106,640
GoDaddy Inc., Class A(a)	1,127	91,073
IAC/InterActiveCorp.(a)	528	43,761
Lyft Inc., Class A(a)	1,866	60,831
Mandiant Inc.(a)	1,519	33,388
Match Group Inc.(a)	1,508	119,358
MercadoLibre Inc.(a)	279	271,643
Meta Platforms Inc, Class A(a)	21,812	4,372,652
Mimecast Ltd.(a)	612	48,764
Netflix Inc.(a)	1,211	230,526
NortonLifeLock Inc.	4,849	121,419
Okta Inc.(a)	1,908	227,643
Palo Alto Networks Inc.(a)	980	550,054
Pinterest Inc., Class A(a)	2,714	55,691
Q2 Holdings Inc.(a)	488	25,244
Robinhood Markets Inc., Class A(a)(b)	4,021	39,426
Roku Inc.(a)	654	60,757
Snap Inc., Class A, NVS(a)	10,806	307,539
Twitter Inc.(a)	5,636	276,277
Uber Technologies Inc.(a)	10,776	339,228
Upwork Inc.(a)	2,636	55,277
VeriSign Inc.(a)	878	156,890
Zendesk Inc.(a)	833	101,659
Zillow Group Inc., Class C, NVS(a)	686	27,316
		26,845,013
Leisure Time — 0.0%
Peloton Interactive Inc., Class A(a)	1,312	23,039

Machinery — 0.1%
Cognex Corp.	980	66,278
Rockwell Automation Inc.	196	49,523
		115,801
Manufacturing — 0.0%
Axon Enterprise Inc.(a)	407	45,665

Media — 0.1%
FactSet Research Systems Inc.	245	98,855

Office & Business Equipment — 0.1%
Zebra Technologies Corp., Class A(a)	392	144,907

Pharmaceuticals — 0.0%
Zoetis Inc.	391	69,305

Private Equity — 0.1%
Blackstone Inc., NVS	913	92,733

Security	Shares	Value

Real Estate — 0.1%
CBRE Group Inc., Class A(a)	1,024	$85,033
Jones Lang LaSalle Inc.(a)	196	42,871
		127,904
Real Estate Investment Trusts — 0.4%
Digital Realty Trust Inc.	928	135,599
Equinix Inc.	383	275,408
Iron Mountain Inc.	1,323	71,085
		482,092
Retail — 0.2%
Best Buy Co. Inc.	686	61,692
Carvana Co., Class A(a)	332	19,243
Home Depot Inc. (The)	360	108,144
		189,079
Semiconductors — 12.2%
Advanced Micro Devices Inc.(a)	14,526	1,242,264
Analog Devices Inc.	3,079	475,336
Applied Materials Inc.	4,223	466,008
Broadcom Inc.	3,162	1,752,981
Intel Corp.	23,203	1,011,419
KLA Corp.	833	265,944
Lam Research Corp.	694	323,237
Lattice Semiconductor Corp.(a)	1,194	57,360
Marvell Technology Inc.	7,105	412,658
Microchip Technology Inc.	3,136	204,467
Micron Technology Inc.	7,505	511,766
Monolithic Power Systems Inc.	294	115,319
NVIDIA Corp.	24,918	4,621,541
NXP Semiconductors NV	1,857	317,361
ON Semiconductor Corp.(a)	2,645	137,831
Qorvo Inc.(a)	738	83,970
QUALCOMM Inc.	7,528	1,051,586
Silicon Laboratories Inc.(a)	343	46,274
Skyworks Solutions Inc.	1,083	122,704
Synaptics Inc.(a)	614	91,142
Teradyne Inc.	1,122	118,326
Texas Instruments Inc.	4,806	818,222
Wolfspeed Inc.(a)	833	76,394
		14,324,110
Software — 30.7%
ACI Worldwide Inc.(a)	980	27,068
Activision Blizzard Inc.	4,787	361,897
Adobe Inc.(a)	4,857	1,923,129
Akamai Technologies Inc.(a)	1,470	165,052
Alteryx Inc., Class A(a)	736	47,251
ANSYS Inc.(a)	686	189,123
Appian Corp.(a)	580	27,724
Aspen Technology Inc.(a)	490	77,685
Autodesk Inc.(a)	2,055	388,970
Avalara Inc.(a)	638	48,533
Bentley Systems Inc., Class B	1,470	62,313
Bill.com Holdings Inc.(a)	999	170,539
Black Knight Inc.(a)	686	45,132
Blackbaud Inc.(a)	441	25,582
Blackline Inc.(a)	784	52,567
Box Inc., Class A(a)	1,323	40,510
Broadridge Financial Solutions Inc.	686	98,873
Cadence Design Systems Inc.(a)	2,401	362,191
CDK Global Inc.	969	52,723
Ceridian HCM Holding Inc.(a)	1,371	76,954

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Technology ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cerner Corp.	1,421	$133,062
Citrix Systems Inc.	1,372	137,337
Cloudflare Inc., Class A(a)	1,861	160,307
CommVault Systems Inc.(a)	441	26,901
Concentrix Corp.	310	48,819
Consensus Cloud Solutions Inc.(a)	115	6,063
Coupa Software Inc.(a)	784	67,659
Datadog Inc., Class A(a)	3,296	398,091
DocuSign Inc.(a)	1,913	154,953
Dropbox Inc., Class A(a)	2,937	63,880
Dynatrace Inc.(a)	2,213	84,891
Elastic NV(a)	637	48,501
Electronic Arts Inc.	1,813	214,025
Everbridge Inc.(a)	442	19,050
Fair Isaac Corp.(a)	245	91,510
Fidelity National Information Services Inc.	3,579	354,858
Fiserv Inc.(a)	4,251	416,258
Five9 Inc.(a)	731	80,483
Guidewire Software Inc.(a)	637	55,381
HubSpot Inc.(a)	493	187,059
Intuit Inc.	2,331	976,106
Jack Henry & Associates Inc.	588	111,473
Manhattan Associates Inc.(a)	637	83,160
Microsoft Corp.	65,049	18,052,399
MicroStrategy Inc., Class A(a)	148	52,417
MongoDB Inc., Class A(a)	488	173,206
MSCI Inc.	588	247,695
New Relic Inc.(a)	441	27,902
Nutanix Inc., Class A(a)	2,203	55,141
Oracle Corp.	20,357	1,494,204
Palantir Technologies Inc., Class A(a)	20,381	211,962
Paychex Inc.	2,252	285,396
Paycom Software Inc.(a)	441	124,128
Pegasystems Inc.	392	30,023
PTC Inc.(a)	1,176	134,311
RingCentral Inc., Class A(a)	682	57,868
Roper Technologies Inc.	146	68,608
SailPoint Technologies Holdings Inc.(a)	1,212	77,362
salesforce.com Inc.(a)	10,639	1,871,826
ServiceNow Inc.(a)	2,160	1,032,696
Smartsheet Inc., Class A(a)	1,474	71,238
Snowflake Inc., Class A(a)	3,713	636,557
Splunk Inc.(a)	1,818	221,832
SPS Commerce Inc.(a)	773	92,474
SS&C Technologies Holdings Inc.	1,274	82,377
Synopsys Inc.(a)	1,372	393,476
Take-Two Interactive Software Inc.(a)	589	70,391
Teradata Corp.(a)	2,303	95,229
Twilio Inc., Class A(a)	2,188	244,662
Tyler Technologies Inc.(a)	294	116,045
UiPath Inc., Class A(a)	2,967	52,902

Security	Shares	Value

Software (continued)
Unity Software Inc.(a)	2,373	$157,591
Veeva Systems Inc., Class A(a)	1,312	238,718
Verint Systems Inc.(a)	588	32,081
VMware Inc., Class A	2,186	236,176
Workday Inc., Class A(a)	2,303	476,030
Workiva Inc.(a)	828	79,910
Ziff Davis Inc.(a)	343	30,308
Zoom Video Communications Inc., Class A(a)	2,378	236,778
ZoomInfo Technologies Inc.(a)	2,889	136,939
Zynga Inc., Class A(a)	5,341	44,170
		35,906,671
Telecommunications — 2.2%
Arista Networks Inc.(a)	2,352	271,821
Ciena Corp.(a)	1,176	64,880
Cisco Systems Inc.	39,182	1,919,134
CommScope Holding Co. Inc.(a)	784	4,728
Juniper Networks Inc.	3,479	109,658
Motorola Solutions Inc.	784	167,533
		2,537,754
Transportation — 0.1%
Expeditors International of Washington Inc.	637	63,108
FedEx Corp.	445	88,439
		151,547
Total Common Stocks — 99.2%
(Cost: $107,181,119)		115,928,348

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	40,994	40,994
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	930,000	930,000
		970,994
Total Short-Term Investments — 0.8%
(Cost: $970,994)		970,994

Total Investments in Securities — 100.0%
(Cost: $108,152,113)		116,899,342

Other Assets, Less Liabilities — (0.0)%		(40,293)

Net Assets — 100.0%		$116,859,049

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Evolved U.S. Technology ETF
April 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,468	$—		$(64,129	)(a)	$(345)	$—	$40,994	40,994	$633	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	890,000	40,000	(a)	—		—	—	930,000	930,000	460		—
						$(345)	$—	$970,994		$1,093		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$115,928,348	$—	$—	$115,928,348
Money Market Funds	970,994	—	—	970,994
	$116,899,342	$—	$—	$116,899,342

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4